Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation

29. Share-based compensation

On December 15, 2022, the Board of Directors approved a Long-Term Incentive Plan including two sub-plans, the Restricted Shares Plan 2023-2027 and the Performance Shares Plan 2023-2027, with a duration of 5 years, running from January 1, 2023 until December 31, 2027.

On January 3, 2023 the beneficiaries involved in the new Restricted Shares Plan 2023-2027 and Performance Shares Plan 2023-2027 received a letter that granted them the right to obtain the transfer free of charge of a certain number of shares if the underlying conditions are met. The Restricted Shares Plan forms part of Stevanato Group’s long-term remuneration policy wherein Restricted Share Units represent, for the first vesting period (January 2023 - December 2025), 50% of the same beneficiaries grant target pay opportunity, while Performance Share Units represent the other 50% of the beneficiaries grant target pay opportunity. For the second vesting period (January 2024 - December 2026) and the third vesting period (January 2025 - December 2027), the Company will confirm to beneficiaries within the grant letter the specific mix of Performance and Restricted Shares.

The granting of awards under the Restricted Shares Plan, for each vesting period, is subject to and dependent on the satisfaction of the following presence condition: shares shall not vest unless, at the end of the presence period related to each installment -3 equal annual installments-, the relationship between the participant and Stevanato Group is still in existence, unless otherwise agreed by the Chief Executive Officer. In particular, the presence period is differentiated in coherence with the vesting schedule and coincides with the period between the grant of rights date and each installment-vesting schedule.

The right to the award of shares under the Performance Shares Plan, for each vesting period -3 years cliff vesting-, as a consequence of the relative right to receive the number of shares is subject to the positive outcome of the verification by the Board of Directors at the date of verification relating to two different performance targets which are independent of each other:

I. 50% of the target number of shares will vest if the Group achieves the targets in relation to the revenue growth performance criterion;

II. 50% of the target number of shares will vest if the Group achieves the targets in relation to the ROIC Performance Criterion. ROIC is calculated as Net Operating Profit After Taxes divided by Average Invested Capital (average of the beginning and end of each fiscal year).

The performance target level, minimum target, overachievement target and maximum target of each performance criterion, for each vesting period, were communicated to the beneficiaries with the grant letter.

The fair values of the Restricted Share Unit (RSU) and Performance Share Unit (PSU) awards were measured using the share price on the grant date adjusted for expected annual dividend yield of 0.30% as these RSU and PSU awards do not have the right to receive ordinary dividends prior to vesting.

Long Term Incentive Plan 2023 -2027
Granted in 2023
Performance Share Units (PSUs)	EUR 16.44
Restricted Share Units (RSUs) - I Installment	EUR 16.54
Restricted Share Units (RSUs) - II Installment	EUR 16.49
Restricted Share Units (RSUs) - III Installment	EUR 16.44

Changes to the unvested number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

number of shares	Outstanding PSUs	Outstanding RSUs
At January 1, 2023	—	—
Granted (*)	145,670	145,670
Forfeited	(1,390)	(1,390)
At December 31, 2023	144,280	144,280

*Granted under Performance Shares Plan 2023-2027 and Restricted Shares Plan 2023-2027

For the year ended December 31, 2023, the Company recognized EUR 1,433 thousand as share-based compensation expense and an increase to other reserves within equity in relation to the PSU awards and RSU awards. At December 31, 2023, unrecognized compensation expense amounted to EUR 2,125 thousand and is expected to be recognized over the remaining vesting periods through 2025 based on current assumptions.